Investments accounted for using equity method - Details of Investment in Associates (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of associates [line items]
Carrying amount	$ 290,542	$ 9,489	$ 4,353,448
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Carrying amount	277,076		267,070
Unimos Shanghai [member]
Disclosure of associates [line items]
Carrying amount			$ 4,086,378
Daypower Energy [member]
Disclosure of associates [line items]
Carrying amount	$ 13,466